Taxation (Details) - Schedule of major components of taxation expense - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Current taxation
Income taxation – current year	R 160,751	R 137,392	R 132,144
Income taxation – prior year	5,725	(12,017)	(5,939)
Other – Securities transfer tax	200
Total current taxation	166,676	125,375	126,205
Deferred taxation
Deferred taxation – current year	36,184	33,217	(6,883)
Deferred taxation – prior year	(19,188)	11,961	(9,254)
Total deferred taxation	16,996	45,178	(16,137)
Withholding tax	14,956	2,604	114
Total taxation expense	R 198,628	R 173,157	R 110,182